Events Subsequent To Date Of Auditor's Report	12 Months Ended
Dec. 31, 2023
Events Subsequent To Date Of Auditor's Report Abstract
Events Subsequent To Date Of Auditor's Report

NOTE 12 - EVENTS SUBSEQUENT TO DATE OF AUDITOR’S REPORT (Unaudited)

DataSense Acquisition

On May 1, 2024, the Company acquired the remaining issued and outstanding membership interests of DataSense not previously owned by the Company. The aggregate consideration under the purchase agreement consisted of $7.7 million in cash, including $0.5 million deposited into a post-closing escrow account, and 1,023,720 common units of OneStream Software LLC, of which 1,009,302 are subject to performance-based vesting conditions measured on an annual basis over four years and service-based conditions tied to the four founders. The Company is in the process of determining the fair value of these common units. In connection with the transaction, the Company’s Board of Managers increased the Company’s common units available for issuance to 259,236,840.